Leases, Undiscounted Cash Flows of Lease Liability (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Undiscounted Cash Flows of Lease Liability [Abstract]
1 year	$ 1,379,780
1-2 years	1,329,709
2-3 years	1,304,793
3-4 years	1,303,551
4-5 years	1,303,551
5+ years	1,955,327
Total undiscounted cashflow	8,576,711
Interest	(575,542)
Lease liability as of June 30, 2025	8,001,169
Thereof current lease liability as of June 30, 2025	1,217,021	$ 1,049,167
Thereof non-current lease liability as of June 30, 2025	$ 6,784,148	$ 6,721,813